Loss Per Share (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Loss Per Share [Abstract]
Loss attributable to Company's owners, used in computation of basic loss per share	$ (226)	$ (2,308)	$ (2,510)	$ (3,912)
Adjustment in respect of the finance income	(1,098)	(180)	(731)	(692)
Total loss per share	$ (1,324)	$ (2,488)	$ (3,241)	$ (4,604)
The weighted average of the number of ordinary shares in issue used in computation of basic loss per share (in thousands of shares)	122,350	22,781	112,141	21,552
Adjustment in respect of incremental shares assuming dilutive ordinary shares	92,280	404	22,298	1,084
Total weighted average of the number of ordinary shares	214,630	23,185	134,439	22,636
Diluted loss per share (dollar)	$ (0.01)	$ (0.11)	$ (0.02)	$ (0.20)